RECURRING FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Iris
RECURRING FAIR VALUE MEASUREMENTS

Note 10. Recurring Fair Value Measurements

As of March 31, 2025 and December 31, 2024, the Company’s warrant liabilities were valued at $379,315 and $357,400, respectively. Under the guidance in ASC 815-40, the warrants do not meet the criteria for equity treatment. As such, the warrants must be recorded on the unaudited condensed balance sheets at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s unaudited condensed statements of operations.

All of the Company’s permitted investments are held in the form of cash in the Company’s Trust Account and are classified within Level 1 of the fair value hierarchy. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets. The Company’s warrant liability for the Private Placement Warrants is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the Private Placement Warrant liability is classified within Level 3 of the fair value hierarchy. The Company’s warrant liability for the Public Warrants is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. The fair value of the Public Warrant liability is classified within Level 1 of the fair value hierarchy.

The following table presents fair value information as of March 31, 2025 and December 31, 2024 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

Description	Amount at Fair Value	Level 1	Level 2	Level 3
March 31, 2025 (Unaudited)
Assets:
Cash held in Trust Account	$1,345,389	$1,345,389	$—	$—
Restricted cash - held in Trust Account	702,359	702,359	—	—
Liabilities:
Public Warrants	207,000	207,000
Private Warrants	172,315	—	—	172,315
December 31, 2024
Assets:
Cash held in Trust Account	$2,016,274	$2,016,274	$—	$—
Restricted cash - held in Trust Account	739,195	739,195	—	—
Liabilities:
Public Warrants	207,000	207,000	—	—
Private Warrants	150,400	—	—	150,400

Measurement - The Company established the initial fair value for the warrants on March 9, 2021, the date of the consummation of the IPO. On March 31, 2025 and December 31, 2024, the fair value was remeasured. In May 2021, the Public Warrants were separately traded in the open market and the valuation for the Public Warrants was based on unadjusted quoted prices at March 31, 2025 and December 31, 2024. For March 31, 2025 and December 31, 2024, the Company used a Monte Carlo simulation model to value the Private Placement Warrants.

The key inputs into the Monte Carlo simulation model for the Warrants were as follows at initial measurement, March 31, 2025 and December 31, 2024:

	March 31,
	2025
	(Unaudited)	December 31, 2024
Risk-free interest rate	4.10%	4.19%
Expected term (years)	0.83	0.80
Expected volatility	14.40%	—%
Stock Price	$9.00	$11.22
Exercise Price	$11.50	$11.50

The change in the fair value of the warrant and derivative liabilities classified as Level 3 for the year ended March 31, 2025 is summarized as follows:

Fair Value at December 31, 2024	$150,400
Change in fair value	21,915
Fair Value at March 31, 2025	$172,315

NOTE 10. RECURRING FAIR VALUE MEASUREMENTS

As of December 31, 2024 and December 31, 2023, the Company’s warrant liabilities were valued at $357,400 and $376,444, respectively. Under the guidance in ASC 815-40, the warrants do not meet the criteria for equity treatment. As such, the warrants must be recorded on the balance sheets at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s statements of operations.

All of the Company’s permitted investments are held in a money market fund. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets. The Company’s warrant liability for the Private Placement Warrants is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the Private Placement Warrant liability is classified within Level 3 of the fair value hierarchy. The Company’s warrant liability for the Public Warrants is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. The fair value of the Public Warrant liability is classified within Level 1 of the fair value hierarchy.

The following table presents fair value information as of December 31, 2024 and December 31, 2023 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2024
Assets:
Cash equivalents held in Trust Account:	$2,016,274	$2,016,274	$—	$—
Restricted cash – held in Trust Account	739,195	739,195	—	—
Liabilities:
Public Warrants	207,000	207,000	—	—
Private Warrants	150,400	—	—	150,400
December 31, 2023
Assets:
Cash equivalents held in Trust	4,291,332	4,291,332	—	—
Liabilities:
Public Warrants	207,690	207,690	—	—
Private Warrants	168,754	—	—	168,754
Derivative liability	$2,202	$—	$—	$2,202

Measurement - The Company established the initial fair value for the warrants on March 9, 2021, the date of the consummation of the IPO. On December 31, 2024 and December 31, 2023, the fair value was remeasured. In May 2021, the Public Warrants were separately traded in the open market and the valuation for the Public Warrants was based on unadjusted quoted prices at December 31, 2024 and December 31, 2023. For December 31, 2024 and December 31, 2023, the Company used a Monte Carlo simulation model to value the Private Placement Warrants.

The key inputs into the Monte Carlo simulation model for the Warrants were as follows at initial measurement, December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Risk-free interest rate	4.19%	4.91%
Expected term (years)	0.80	0.87
Expected volatility	—%	5.7%
Stock Price	$11.22	$10.33
Exercise Price	$11.50	$11.50

The Company utilized a probability weighted expected return model for the initial valuation of the promissory note - related party bifurcated derivative. The derivatives were estimated utilizing a probability-weighted approach based on the expected outcomes of both a successful and unsuccessful business combination. The following table provides the significant inputs used in the model to measure the fair value of the bifurcated derivative upon each draw of the promissory note-related party:

December 31, 2023
Risk-free rate for debt	4.39 - 5.56%
Expected term (years)	0.25 - 0.52
Likelihood of completing a business combination	8.88 - 11.68%

The change in the fair value of the warrant and derivative liabilities classified as Level 3 for the year ended December 31, 2024 and 2023 is summarized as follows:

	Warrant Liabilities	Derivative Liability
Fair value at December 31, 2022	$418,246	$—
Issuance of derivative liability	—	104,428
Change in fair value	(249,492)	(102,226)
Fair value at December 31, 2023	$168,754	$2,202
Change in fair value	(18,354)	(2,202)
Fair value at December 31, 2024	$150,400	$—